Shareholder Report	6 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EXCHANGE TRADED CONCEPTS TRUST
Entity Central Index Key	0001452937
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000236828
Shareholder Report [Line Items]
Fund Name	JAKOTA K-Pop and Korean Entertainment ETF
Class Name	JAKOTA K-Pop and Korean Entertainment ETF
Trading Symbol	KPOP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JAKOTA K-Pop and Korean Entertainment ETF (the "Fund") for the period from May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://kpopetf.com/. You can also request this information by contacting us at 833-599-5767.
Additional Information Phone Number	833-599-5767
Additional Information Website	https://kpopetf.com/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
JAKOTA K-Pop and Korean Entertainment ETF	$35	0.75%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.75%
AssetsNet	$ 2,187,835
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 8,917
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,187,835	33	$8,917	37%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Short-Term Investment	0.0%
Communication Services	99.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Updated Prospectus Phone Number	833-599-5767
Updated Prospectus Web Address	https://kpopetf.com/